Trade and other payables: due within one year (Tables)	6 Months Ended
Jun. 30, 2023
Trade And Other Payables Due Within One Year
Schedule of trade and other payables
	June 30, 2023	December 31, 2022
	£	£
Trade payables	953,855	882,364
Other tax and social security	137,017	293,467
Accruals	1,331,482	944,904
Other payables	72,178	38,323
	2,494,532	2,159,058